Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Weighted Average for Options Granted

The following table presents the weighted-average assumptions used for options granted under the 2021 Plan:

2022
Option term (years)	4.95
Volatility	110.21%
Unvested forfeiture rate	0.00%
Risk-free interest rate	3.93%
Dividend yield	0.00%
Weighted-average fair value per option granted	$14.75

Schedule of Share Based Compensation Expense

Total share-based compensation expense, related to the Company’s share-based awards, recognized for the years ended December 31, was included within the representative group comprised as follows:

	2023	2022
(Dollars in thousands)
Cost of cryptocurrency mining revenue, exclusive of depreciation	$300	$67
Cost of data hosting revenue, exclusive of depreciation	24	-
General and administrative expenses, exclusive of depreciation and amortization	3,988	3,785
Share-based compensation expense	$4,312	$3,852

Summary of Stock Option Activity

Presented below is a summary of the Company’s stock option activity for the Plans for the years ended December 31:

	2023	2022
Shares under option, beginning	52,393	39,662
Granted	-	21,564
Exercised	-	(7,097)
Forfeited	-	(430)
Expired/canceled	-	(1,306)
Shares under option, ending	52,393	52,393
Options exercisable	45,276	38,158

The weighted average exercise price for the Company’s stock option activity for the Plans is as follows for each of the years ended December 31:

	2023	2022
Shares under option, beginning	$102.86	$136.00
Granted	$-	$23.75
Exercised	$-	$21.50
Forfeited	$-	$259.75
Expired/canceled	$-	$196.00
Shares under option, ending	$102.86	$102.86
Options exercisable, ending	$92.53	$78.25

Summary of Option Outstanding and Exercisable

The following table summarizes information for options outstanding and exercisable for the Plans as of December 31, 2023:

Outstanding				Exercisable
		Weighted Average	Weighted		Weighted Average	Weighted
		Remaining	Average		Remaining	Average
Exercise Price Range	Number	Contractual Life	Exercise Price	Number	Contractual Life	Exercise Price
$17.50-$30.00	25,409	3.88	$23.72	25,159	3.85	$23.78
$30.01-188.00	26,384	4.64	$175.11	19,717	4.39	$176.50
$188.01-277.50	600	7.23	$277.50	400	7.23	$277.50
	52,393	4.30	$102.86	45,276	4.12	$92.53

Summary of Non Vested Restricted Stock

Non-vested restricted stock activity is as follows for the year ended December 31:

	2023	2022
Non-vested restricted stock balance, beginning January 1	33,221	16,213
Non-vested restricted stock granted	20,000	29,017
Vested restricted stock	—	—
Non-vested restricted stock exercised	(35,336)	(7,730)
Non-vested restricted stock forfeited/expired	(6,382)	(4,279)
Non-vested restricted stock balance, ending December 31	11,503	33,221

Summary of Weighted Average Fair Value Price Restricted Stock Activity

The weighted average fair value price for the Company’s restricted stock activity for the Plans is as follows for each of the years ended December 31:

	2023	2022
Restricted stock, beginning	$208.83	$282.11
Granted	$7.47	$180.55
Exercised	$107.84	$245.22
Forfeited/ expired	$112.55	$235.54
Restricted stock, ending	$222.39	$208.83

Summary of Common Stock Warrant Activity

The following is a summary of common stock warrant activity during the year ended December 31, 2023.

	Number of Warrant Shares	Weighted Average Exercise Price ($)
Balance, December 31, 2022	396,107	$57.25
Granted	834,022	9.55
Exercised	(81,726)	0.01
Forfeited/ Expired	(134)	0.01
Balance, December 31, 2023	1,148,269	$24.21

The following is a summary of common stock warrant activity during the year ended December 31, 2022.

	Number of Warrant Shares	Weighted Average Exercise Price ($)
Balance, December 31, 2021	87,758	$346.25
Granted	359,491	57.75
Exercised	(3,780)	206.00
Forfeited/ Expired	(47,362)	237.50
Balance, December 31, 2022	396,107	$57.25